Related party transactions	12 Months Ended
Dec. 31, 2024
Related party transactions
Related party transactions
27.	Related party transactions
The table below sets forth the major related parties and their relationships with the Group as of December 31, 2024:

Name of related parties	Relationship with the Group
Tencent and its subsidiaries (“Tencent Group”) (1)	A shareholder of the Group
Dada and its subsidiaries (“Dada Group”) (2)	An investee of the Group
JD Technology	An investee of the Group, and controlled by the Founder
Property Funds	Investees of the Group

(1)
In March 2022, Tencent completed a distribution of approximately 460 million Class A ordinary shares of the Company owned by Tencent to its shareholders. As of March 31, 2022, Tencent’s shareholding in the Company was approximately 2.3% and Tencent had no significant influence over the Company. As a result, Tencent Group was not considered as the Group’s related party since then.

(2)	Dada became the subsidiary of the Company since February 28, 2022. As a result, Dada Group was not considered as the Group’s related party since then.

(a)	The Group entered into the following transactions with the major related parties:

Transactions	For the year ended December 31,
	2022	2023	2024
	(RMB in millions)
Revenues:
Commission from cooperation on advertising business with Tencent Group (1)	44	—	—
Services provided and products sold to Tencent Group (1)	77	—	—
Services provided and products sold to Dada Group (2)	135	—	—
Services provided and products sold to JD Technology	1,044	1,696	1,701
Services provided to Property Funds	131	177	208
Cost of revenues and operating expenses:
Services received and purchases from Tencent Group (1)	1,314	—	—
Services received from Dada Group (2)	212	—	—
Payment processing and other services received from JD Technology	11,494	13,833	13,693
Lease and property management services received from Property Funds	1,249	1,681	1,765
Other income:
Income from non-compete agreement with Dada Group (2)	13	—	—
Interest income from loans provided to JD Technology	301	287	—	*
Interest income from loans provided to Property Funds	43	56	48

*	Absolute value is less than RMB1 million or US$1 million.
Revenues from related parties, excluding those from the major related parties as stated above, represented approximately 0.34%, 0.19% and 0.19% of total net revenues of the Group for the years ended December 31, 2022, 2023 and 2024, respectively. Transactions with related parties included in cost of revenues and operating expenses, excluding those with the major related parties as stated above, represented 0.13%, 0.12% and 0.12% of total cost of revenues and operating expenses of the Group for the years ended December 31, 2022, 2023 and 2024, respectively.

(b)	The Group had the following balances with the major related parties:

	As of December 31,
	2023	2024
	(RMB in millions)
Due from/(to) JD Technology
Loans provided to JD Technology (3)	50	—
Other payables to JD Technology	(1,497)	(1,170)
Due from Property Funds
Loans provided to Property Funds (3)	1,136	2,457
Other receivables from Property Funds	427	1,837

Total	116	3,124

(3)
In relation to the loans provided to JD Technology and Property Funds, the Group charged JD Technology and Property Funds, and cash flows resulted from the loans were presented within investing activities in the consolidated statements of cash flows.

As of December 31, 2023 and 2024, the Group recorded amount due from related parties other than the major related parties as stated above of RMB551 million and RMB511 million, which represented approximately 1.53% and 1.23% of the Group’s total accounts receivable, net and prepayments and other current assets, respectively. As of December 31, 2023 and 2024, the Group recorded amount due to related parties other than the major related parties and deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties other than the major related parties of RMB355 million and RMB197 million, which represented approximately 0.14% and 0.07% of the Group’s total accounts payable, advance from customers, accrued expenses and other current liabilities, deferred revenues and other non-current
liabilities, respectively.

(c)	Other information related to related party transactions:
Based on a series of agreements signed on January 1, 2016, JD Technology performs the credit risk assessment and other related services in relation to consumer financing business and obtain the returns from such services, and JD Technology purchases the consumer financing receivables past due over certain agreed period of time from the Group at carrying values without recourse and also agrees to bear other cost in direct relation to the consumer financing business to absorb the risks. In connection with the agreements, the total amount of past-due
consumer financing receivable related to the consumer financing business sold from the Group to JD Technology were RMB237 million, RMB240 million and RMB176 million for the years ended December 31, 2022, 2023 and 2024, respectively.
In addition, the Group transfers ownership for some of its accounts receivable originated from qualified corporate customers to JD Technology without recourse. The accounts receivable transferred without recourse were RMB50,282 million, RMB55,028 million and RMB56,202 million for the years ended December 31, 2022, 2023 and 2024, respectively, and were derecognized.
In 2022, the Group also sold to JD Technology certain equipment amounted to RMB1,462 million.
Mr. Richard Qiangdong Liu, the Group’s Chairman of the board since the Group’s inception and the Chief Executive Officer since the Group’s inception to April 2022, has purchased his own aircraft for both business and personal use. The use of the aircraft in connection with the performance of his duty is free of charge to the Group, and the Group has agreed to assume the cost of maintenance, crew and operations of the aircraft relating to the use of the aircraft. Such maintenance and incidental costs were insignificant for all periods presented.
The terms of the agreements with the related parties are determined based on contracted prices negotiated with other parties in normal commercial terms.